Prepayments and Other Current Assets (Details) - Schedule of prepaid expenses and other current assets - USD ($)		Dec. 31, 2021	Dec. 31, 2020
Schedule of prepaid expenses and other current assets [Abstract]
Other receivable, net	[1]	$ 351,844	$ 805,219
Prepaid expense			492,125
Value added tax receivable		38,020
Total		$ 389,864	$ 1,297,344

[1]	Other receivables mainly consisted of advances to employees for business development purposes and prepaid employee insurance and welfare benefit which will be subsequently deducted from the employee’s payroll.